Christopher D. Menconi

+1.202.373.6173

christopher.menconi@morganlewis.com

VIA EDGAR

September 18, 2020

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Listed Funds Trust (File Nos. 333-180871 and 811-22700) Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of Exchange Listed Funds Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectus and Statement of Additional Information for the Trust’s Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF and Cabana Target Drawdown 16 ETF, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 177, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001213900-20-026494 on September 14, 2020.

If you have any questions regarding these materials, please do not hesitate to contact me at 202.373.6173.

Sincerely,

/s/ Christopher D. Menconi

Christopher D. Menconi

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001